Share-Based Payments - Data Related to All Total Shareholder Return Units (Details) - Total Shareholder Return Units (TSRU) [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per stock option (in dollars per share)	$ 5.83	$ 6.66	$ 6.51
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 164	$ 29	$ 30
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 10 months 24 days	1 year 9 months 18 days	1 year 9 months 18 days